Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Current, U.S. federal	$ 40,762	$ 46,789	$ 36,182
Current, U.S. state and local	5,961	6,981	4,960
Current, Foreign	612	639	462
Deferred, U.S. federal, state and local	7,227	(2,418)	4,980
Deferred, Foreign	15	9	(1)
Total	54,577	52,000	46,583
Discontinued Operations, Current U.S. federal			(65)
Discontinued Operations, Current U.S. state and local			(5)
Discontinued Operations, Deferred U.S. federal, state and local			(77)
Total			$ (147)